Stockholders' Deficit - Schedule of Option Exercise Price Range (Details) (10K) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Number of shares options outstanding	59,644	1,144	1,144
Weighted average remaining contractual life, options	9 years 8 months 19 days
Weighted average exercise price, options	$ 76.37	$ 3,750	$ 3,750
Aggregate intrinsic value, options	$ 85,800
Number of shares options exercisable	1,144
Weighted average exercise price, options exercisable	$ 3,750.00
Aggregate intrinsic value, options exercisable
Exercise Price Range One [Member]
Range of exercise price, minimum	$ 4.25
Range of exercise price, maximum	$ 4.68
Number of shares options outstanding	58,500
Weighted average remaining contractual life, options	9 years 10 months 17 days
Weighted average exercise price, options	$ 4.53
Aggregate intrinsic value, options	$ 85,800
Number of shares options exercisable
Weighted average exercise price, options exercisable
Aggregate intrinsic value, options exercisable
Exercise Price Range Two [Member]
Range of exercise price, maximum	$ 3,750.00
Number of shares options outstanding	1,144
Weighted average remaining contractual life, options	1 year 9 months 14 days
Weighted average exercise price, options	$ 3,750.00
Aggregate intrinsic value, options
Number of shares options exercisable	1,144
Weighted average exercise price, options exercisable	$ 3,750.00
Aggregate intrinsic value, options exercisable